LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Leases [Abstract]
Right of use assets	$ 290,410	$ 679,850		$ 1,000,000
Lease liabilities	300,486			$ 1,000,000
Operating lease expense	542,748	408,410	$ 387,191
Operating lease commitments	$ 25,748	$ 40,681